ACQUISITIONS	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

NOTE 5 — ACQUISITIONS

Simplicity Tracy, LLC:

On October 7, 2021, the Company’s wholly owned subsidiary, Simplicity Tracy, LLC (“Simplicity Tracy”) entered into an Asset Purchase agreement (“APA”) with an existing franchisee (“Franchisee”), to acquire the Franchisee’s assets in exchange for 4,500 shares of the Company’s common stock with fair value of $41,850 or $9.30 per share based on the fair value of assets acquired. Pursuant to ASU 2017-01 and ASC 805, the Company analyzed the APA to determine if the Company acquired a business or acquired assets. As of November 30, 2021 the shares for the acquisition are included in Common Stock Issuable.

NOTE 6 - ACQUISITIONS

The Simplicity Esports, LLC Acquisition

On January 4, 2019, the Company consummated the transactions contemplated by the share exchange agreement, dated December 21, 2018 (as amended by Amendment No. 1 to Share Exchange Agreement, dated December 28, 2018 and by Amendment No. 2 to Share Exchange Agreement, dated December 30, 2018, the “Share Exchange Agreement”) by and among the Company, Smaaash Entertainment, Inc. (“Smaaash”), each of the equity holders of Simplicity (“Simplicity Owners”) and Jed Kaplan, in the capacity as the representative of the Simplicity Owners (the “Representative”). Pursuant to the Share Exchange Agreement the Simplicity Owners transferred all the issued and outstanding equity interests of Simplicity to the Company in exchange for newly issued shares of common stock of the Company (the “Acquisition”).

The Simplicity Owners received an aggregate of 37,500 shares of common stock at the closing of the Acquisition and an additional aggregate of 87,500 shares of common stock on January 7, 2019 and the remaining 250,000 shares in March of 2019.

The acquisition of Simplicity, in an all-stock deal, creates a pure play esports team and entertainment platform opportunity, which we believe will increase shareholder value and boost our growth strategy as we endeavor the build out of our brick and mortar esports centers.

The acquisition was accounted for by the Company using the acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. All fair value measurements of acquired assets and liabilities assumed are non-recurring in nature and classified as level 3 on the fair value hierarchy.

The aggregate purchase price consisted of the following:

Restricted stock consideration	6,090,000
Total	$6,090,000

As noted in the table above, the Company issued 375,000 restricted shares of common stock as consideration which was valued at market at the date of the closing, fair value of approximately $6,090,000.

The following table summarizes the estimated fair value of The Simplicity Esports, LLC assets acquired, and liabilities assumed at the date of acquisition:

Cash	76,000
Internet Domain	3,000
Trade names and trademarks	588,000
Non-Competes	1,023,118
Accounts payable and accrued liabilities	(56,000)
Goodwill	4,455,882
Total	$6,090,000

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

PLAYlive Nation Acquisition

On July 29, 2019, the Company entered into a definitive agreement to acquire PLAYlive for total consideration of 93,750 shares of common stock. The PLAYlive acquisition closed on July 30, 2019.

The acquisition was accounted for by the Company using the acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. All fair value measurements of acquired assets and liabilities assumed are non-recurring in nature and classified as level 3 on the fair value hierarchy.

The aggregate purchase price consisted of the following:

Restricted stock consideration	1,440,000
Total	$1,440,000

As noted in the table above, the Company issued 93,750 restricted shares of common stock as consideration which was valued at market at the date of the closing, fair value of approximately $1,440,000.

The following table summarizes the estimated fair value of the PLAYlive assets acquired and liabilities assumed at the date of acquisition:

Cash	26,000
Property, plant and equipment	10,000
Net deferred revenue	(115,000)
Customer relationships
Accounts payable and accrued liabilities	(4,000)
Goodwill	699,000
Trademarks	278,000
Customer contracts	546,000
Total	$1,440,000

Revenue and net loss included in the year ended May 31, 2021 and 2020, consolidated financial statements attributable to PLAYlive is approximately $306,000 and $301,000_ and $523,000 and $124,000, respectively.

Company owned store acquisitions

During the year, the Company acquired thirteen gaming centers from prior franchisees in various locations throughout the United States. On a consolidated basis, the Company paid for these acquisitions by issuing 64,714 shares of stock to former franchise owners in return for the property, plant and equipment, the inventory on hand at the time of the acquisition and the leasehold improvements of the leased spaces. As part of the acquisition effort, the Company was able to renegotiate the lease terms with the landlords in order to provide more favorable operating terms to the Company.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021